BORROWINGS - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2019 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Oct. 31, 2019 CNY (¥) item	Jul. 31, 2018 USD ($)
Borrowing from TTCO
Borrowing amount | $									$ 300,000
Term of the borrowing									2 years
Interest rate (as a percent)									8.00%
Capitalized interest		$ 1	¥ 6	¥ 694	¥ 539
Loans from Industrial and Commercial Bank of China Xiamen Branch and Bank of China Limited Xiamen Branch
Term of the borrowing	10 years							10 years
Interest rate (as a percent)	4.66%							4.66%
Building pledged as collateral						$ 101,730	¥ 663,790
Number of bank borrowings | item	2							2
Loans from Industrial and Commercial Bank of China Xiamen Branch and Bank of China Limited Xiamen Branch | Five-year loan prime rate
Basis spread on variable rate (as a percent)	0.195%
Loans from Industrial and Commercial Bank of China Xiamen Branch
Borrowing amount	$ 27,041							¥ 176,440
Loans from Bank Of China Limited Xiamen Branch
Borrowing amount	$ 26,546							¥ 173,210